Equity Incentive Plans (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of the stock option activity of the Company's Plan
The following table summarizes the stock option activity of the Company’s 2017 Plan for the six months ended June 30, 2021:

	Number of shares	Weighted Average Exercise Price	Weighted Average Contractual Term	Aggregate Intrinsic Value
	(in years)
Options outstanding as of December 31, 2020	11,952,362	$0.64	8.58	$6,625,511
Granted	8,625,312	$1.56
Exercised	(1,515,454)	$0.50
Cancelled	(158,924)	$1.22

Options outstanding as of June 30, 2021	18,903,296	$1.06	8.90	$44,555,609
Options exercisable as of June 30, 2021	3,864,800	$0.58	7.87	$10,973,189

The following table summarizes the stock option activity of the Company’s 2017 Plan as of and for the years ended December 31, 2020 and 2019:

	Number of shares	Weighted Average Exercise Price	Weighted Average Contractual Term	Aggregate Intrinsic Value
	(in years)
Options outstanding as of December 31, 2019	6,902,873	$0.50	8.97	$420,140
Granted	5,716,368	$0.79
Exercised	(81,870)	$0.48
Cancelled	(586,009)	$0.51

Options outstanding as of December 31, 2020	11,952,362	$0.64	8.58	$6,625,511

Options exercisable as of December 31, 2020	3,611,387	$0.51	7.65	$2,466,634

Summary of the weighted average assumptions used to estimate the grant date fair value of the stock options using the Black-Scholes option pricing model
The weighted average assumptions used to estimate the grant date fair value of the stock options using the Black-Scholes option pricing model were as follows:

	2020	2019

Expected option life (in years)	5.0 – 6.1	5.0 – 6.1
Expected volatility	67% – 72%	70% – 75%
Risk-free interest rate	0.4% – 1.4%	1.6% – 2.6%
Expected dividend yield	— %	— %

Summary of the Company recorded stock-based compensation expense	The Company recorded stock-based compensation expense in the following expense categories in its accompanying condensed consolidated statements of operations:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
	(in thousands)
Research and development	$552	$230	$1,012	$449
General and administrative	644	177	1,134	366

Total	$1,196	$407	$2,146	$815

	Year Ended December 31,
	2020	2019
	(in thousands)
Research and development	$1,003	$817
General and administrative	761	877

Total	$1,764	$1,694

Founder and Advisors Restricted Stock Award [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Disclosure of Share Based Compensation Arrangements by Share Based Payment Award
The following table summarizes the Company’s Founders and Advisors restricted common stock activity as of and for the years ended December 31, 2020 and 2019:

	Number of shares	Weighted Average Grant-Date Fair Value
Unvested restricted common stock outstanding as of December 31, 2018	2,221,875	$0.001

Vested	(987,496)	$0.001
Forfeited	(109,379)	$0.001
Unvested restricted common stock outstanding as of December 31, 2019	1,125,000	$0.001
Vested	(950,000)	$0.001
Forfeited	—	—

Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Disclosure of Share Based Compensation Arrangements by Share Based Payment Award
The following table summarizes the RSA activity of the Company’s Plan as of and for the years ended December 31, 2020 and 2019:

	Number of shares	Weighted Average Grant-Date Fair Value
Unvested restricted common stock outstanding as of December 31, 2018	4,888,460	$0.35

Vested	(1,744,301)	$0.32
Forfeited	(1,078,125)	$0.42

Unvested restricted common stock outstanding as of December 31, 2019	2,066,034	$0.33

Vested	(1,370,089)	$0.33
Forfeited	(115,077)	$0.08

Unvested restricted common stock outstanding as of December 31, 2020	580,868	$0.38